Taxes Payable (Details) - USD ($) $ in Thousands		Sep. 30, 2016	Sep. 30, 2015
Taxes Payable Disclosure [Line Items]
Total	[1]	$ 1,406	$ 1,551
Enterprise income tax payable [Member]
Taxes Payable Disclosure [Line Items]
Total		319	437
Individual income tax [Member]
Taxes Payable Disclosure [Line Items]
Total		497	511
Other taxes payable [Member]
Taxes Payable Disclosure [Line Items]
Total		$ 590	$ 603

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).